[Ropes & Gray LLP]

September 27, 2016	Kathleen M. Nichols
T +1 617 854 2418
F +1 617 235 0862
kathleen.nichols@ropesgray.com

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Voya Series Fund, Inc. (File Nos. 33-41694 and 811-06352)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 201 (“Amendment”) to the Registration Statement of Voya Series Fund, Inc., (“Registrant”). This Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), and shall become effective on September 30, 2016.

In addition to Part C, the Amendment includes the following documents for the below listed funds (each, a “Fund” and collectively, the “Funds”):

1.              Statutory Prospectus for Class A, Class B, Class C, Class I, Class O, Class R and Class W shares of Voya Corporate Leaders® 100 Fund; Class A, Class B, Class C, Class I, Class O, Class R and Class W shares of Voya Mid Cap Research Enhanced Index Fund; and Class A, Class B, Class C, Class I, Class O, Class R and Class W shares of Voya Small Company Fund;

2.              Statutory Prospectus for Class R6 shares of Voya Corporate Leaders® 100 Fund and Voya Small Company Fund;

3.              Statutory Prospectus for Class A, Class B, Class C, Class I, Class O and Class W shares of Voya Capital Allocation Fund;

4.              The Statement of Additional Information for Voya Corporate Leaders® 100 Fund, Voya Mid Cap Research Enhanced Fund and Voya Small Company Fund; and

5.              The Statement of Additional Information for Voya Capital Allocation Fund.

The Registrant is filing the Amendment for the purpose of updating the Prospectus and the related Statement of Additional Information in compliance with annual updating requirements pursuant to section 10(a)(3) of the Act for the Funds.

In connection with this Amendment, the Registrant plans to file, a separate filing pursuant to Rule 497(k) for each Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment.  This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

We have assisted the Company in the preparation of the Amendment and believe that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

No fees are required in connection with this filing. Should you have any questions concerning the attached filing, please contact the undersigned at (617) 854-2418 or Jay Stamper at (480) 477-2660.

Very truly yours,

/s/ Kathleen M. Nichols
Kathleen M. Nichols

cc:	Kristen Freeman, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.